Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(part of Davis Fundamental ETF Trust)
July 31, 2025

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (96.53%)
COMMUNICATION SERVICES – (14.82%)
Media & Entertainment – (14.82%)
Alphabet Inc., Class C	156,498	$30,182,205
Meta Platforms, Inc., Class A	94,280	72,919,923
Pinterest, Inc., Class A *	231,040	8,918,144
Total Communication Services		112,020,272
CONSUMER DISCRETIONARY – (14.37%)
Consumer Discretionary Distribution & Retail – (5.68%)
Amazon.com, Inc. *	183,395	42,934,603
Consumer Services – (8.69%)
MGM Resorts International *	1,373,386	50,059,920
Restaurant Brands International Inc. (Canada)	230,330	15,630,194
		65,690,114
Total Consumer Discretionary		108,624,717
CONSUMER STAPLES – (3.27%)
Food, Beverage & Tobacco – (3.27%)
Tyson Foods, Inc., Class A	472,166	24,694,282
Total Consumer Staples		24,694,282
ENERGY – (6.19%)
ConocoPhillips	123,063	11,732,827
Coterra Energy Inc.	949,548	23,159,476
Tourmaline Oil Corp. (Canada)	280,683	11,945,638
Total Energy		46,837,941
FINANCIALS – (33.03%)
Banks – (9.63%)
U.S. Bancorp	1,035,826	46,570,737
Wells Fargo & Co.	325,112	26,213,780
		72,784,517
Financial Services – (18.77%)
Capital Markets – (2.44%)
Bank of New York Mellon Corp.	181,586	18,421,900
Consumer Finance – (10.86%)
Capital One Financial Corp.	381,855	82,098,825
Financial Services – (5.47%)
Berkshire Hathaway Inc., Class B *	87,725	41,395,673
		141,916,398
Insurance – (4.63%)
Property & Casualty Insurance – (4.63%)
Markel Group Inc. *	17,441	35,026,586
Total Financials		249,727,501
HEALTH CARE – (15.24%)
Health Care Equipment & Services – (12.61%)
Cigna Group	59,214	15,832,639
CVS Health Corp.	555,052	34,468,729
Humana Inc.	71,986	17,987,142
Solventum Corp. *	216,671	15,461,642
UnitedHealth Group Inc.	46,380	11,574,593
		95,324,745
Pharmaceuticals, Biotechnology & Life Sciences – (2.63%)
Viatris Inc.	2,280,601	19,932,453
Total Health Care		115,257,198
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.74%)
Capital Goods – (2.74%)
AGCO Corp.	61,388	$7,241,942
Owens Corning	96,559	13,463,222
Total Industrials		20,705,164
INFORMATION TECHNOLOGY – (6.00%)
Semiconductors & Semiconductor Equipment – (6.00%)
Applied Materials, Inc.	220,714	39,741,763
Texas Instruments Inc.	30,975	5,608,333
Total Information Technology		45,350,096
MATERIALS – (0.87%)
Teck Resources Ltd., Class B (Canada)	202,305	6,566,820
Total Materials		6,566,820
TOTAL COMMON STOCK – (Identified cost $515,836,700)		729,783,991

	Principal	Value
SHORT-TERM INVESTMENTS – (4.00%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (a)	$9,018,000	$9,018,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (b)	21,210,000	21,210,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $30,228,000)		30,228,000
Total Investments – (100.53%) – (Identified cost $546,064,700)		760,011,991
Liabilities Less Other Assets – (0.53%)		(3,977,290)
Net Assets – (100.00%)		$756,034,701

*	Non-income producing security.
(a)	Dated 07/31/25, repurchase value of $9,019,095 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 11/01/31-03/01/55, total fair value $9,198,360).
(b)
Dated 07/31/25, repurchase value of $21,212,575 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 09/15/25-07/20/55, total fair value $21,634,200).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (95.37%)
CONSUMER DISCRETIONARY – (1.35%)
Consumer Discretionary Distribution & Retail – (1.35%)
Prosus N.V., Class N (Netherlands)	68,269	$3,914,125
Total Consumer Discretionary		3,914,125
FINANCIALS – (94.02%)
Banks – (44.11%)
Bank of America Corp.	142,325	6,727,703
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	110,886	5,046,422
Danske Bank A/S (Denmark)	318,183	12,672,350
DBS Group Holdings Ltd. (Singapore)	361,194	13,327,792
DNB Bank ASA (Norway)	207,780	5,271,523
Fifth Third Bancorp	335,160	13,932,601
JPMorgan Chase & Co.	58,952	17,463,940
M&T Bank Corp.	21,424	4,042,709
Metro Bank Holdings PLC (United Kingdom) *	754,276	1,285,013
PNC Financial Services Group, Inc.	69,265	13,179,052
Truist Financial Corp.	158,189	6,914,441
U.S. Bancorp	319,000	14,342,240
Wells Fargo & Co.	178,456	14,388,907
		128,594,693
Financial Services – (34.16%)
Capital Markets – (10.19%)
Bank of New York Mellon Corp.	94,803	9,617,764
Charles Schwab Corp.	39,494	3,859,749
Julius Baer Group Ltd. (Switzerland)	172,006	11,693,655
State Street Corp.	40,680	4,545,990
		29,717,158
Consumer Finance – (13.60%)
American Express Co.	35,693	10,683,272
Capital One Financial Corp.	134,773	28,976,195
		39,659,467
Financial Services – (10.37%)
Berkshire Hathaway Inc., Class B *	36,691	17,313,749
Chime Financial, Inc., Class A *	100	3,441
Exor N.V. (Netherlands)	69,818	6,752,563
Rocket Companies, Inc., Class A	416,153	6,146,580
		30,216,333
		99,592,958
Insurance – (15.75%)
Life & Health Insurance – (0.74%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	314,500	2,161,436
Property & Casualty Insurance – (12.50%)
Chubb Ltd.	45,304	12,052,676
Loews Corp.	94,747	8,578,394
Markel Group Inc. *	7,876	15,817,292
		36,448,362
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (2.51%)
Everest Group, Ltd.	6,404	$2,150,463
RenaissanceRe Holdings Ltd.	21,189	5,164,607
		7,315,070
		45,924,868
Total Financials		274,112,519
TOTAL COMMON STOCK – (Identified cost $183,287,152)		278,026,644

	Principal	Value
SHORT-TERM INVESTMENTS – (4.39%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (a)	$3,820,000	$3,820,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (b)	8,985,000	8,985,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,805,000)		12,805,000
Total Investments – (99.76%) – (Identified cost $196,092,152)		290,831,644
Other Assets Less Liabilities – (0.24%)		707,907
Net Assets – (100.00%)		$291,539,551

*	Non-income producing security.
(a)	Dated 07/31/25, repurchase value of $3,820,464 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.50%, 04/20/52-12/01/54, total fair value $3,896,400).
(b)
Dated 07/31/25, repurchase value of $8,986,091 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 09/15/25-07/20/55, total fair value $9,164,700).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.69%)
COMMUNICATION SERVICES – (13.07%)
Media & Entertainment – (13.07%)
Alphabet Inc., Class C	48,881	$9,427,190
Meta Platforms, Inc., Class A	38,095	29,464,197
NetEase, Inc., ADR (China)	58,600	7,635,580
Pinterest, Inc., Class A *	101,730	3,926,778
Sea Limited, Class A, ADR (Singapore) *	44,254	6,932,389
Total Communication Services		57,386,134
CONSUMER DISCRETIONARY – (26.95%)
Consumer Discretionary Distribution & Retail – (9.76%)
Amazon.com, Inc. *	44,079	10,319,335
Coupang, Inc., Class A (South Korea) *	116,359	3,424,445
Naspers Ltd. - N (South Africa)	22,492	6,970,523
Prosus N.V., Class N (Netherlands)	386,838	22,178,916
		42,893,219
Consumer Durables & Apparel – (0.06%)
Misto Holdings Corp. (South Korea)	9,848	255,290
Consumer Services – (17.13%)
Delivery Hero SE (Germany) *	165,670	4,970,454
Entain plc (United Kingdom)	719,557	9,711,890
Meituan, Class B (China) *	962,640	14,911,723
MGM Resorts International *	544,783	19,857,340
Restaurant Brands International Inc. (Canada)	56,180	3,812,375
Trip.com Group Ltd., ADR (China)	354,390	21,954,460
		75,218,242
Total Consumer Discretionary		118,366,751
CONSUMER STAPLES – (3.19%)
Food, Beverage & Tobacco – (3.19%)
Tyson Foods, Inc., Class A	267,834	14,007,718
Total Consumer Staples		14,007,718
ENERGY – (4.16%)
Coterra Energy Inc.	317,100	7,734,069
Tourmaline Oil Corp. (Canada)	247,596	10,537,483
Total Energy		18,271,552
FINANCIALS – (28.44%)
Banks – (5.97%)
Danske Bank A/S (Denmark)	437,591	17,428,040
Metro Bank Holdings PLC (United Kingdom) *	1,458,729	2,485,147
U.S. Bancorp	140,380	6,311,485
		26,224,672
Financial Services – (11.39%)
Capital Markets – (3.85%)
Julius Baer Group Ltd. (Switzerland)	248,824	16,916,049
Consumer Finance – (5.09%)
Capital One Financial Corp.	103,933	22,345,595
Financial Services – (2.45%)
Berkshire Hathaway Inc., Class B *	22,828	10,772,077
		50,033,721
Insurance – (11.08%)
Life & Health Insurance – (7.31%)
AIA Group Ltd. (Hong Kong)	1,045,690	9,777,534
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,249,015	22,329,218
		32,106,752
Property & Casualty Insurance – (3.77%)
Markel Group Inc. *	8,239	16,546,302
		48,653,054
Total Financials		124,911,447
HEALTH CARE – (8.66%)
Health Care Equipment & Services – (6.96%)
CVS Health Corp.	161,360	10,020,456
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Humana Inc.	24,510	$6,124,314
Solventum Corp. *	133,061	9,495,233
UnitedHealth Group Inc.	19,710	4,918,827
		30,558,830
Pharmaceuticals, Biotechnology & Life Sciences – (1.70%)
Viatris Inc.	855,633	7,478,233
Total Health Care		38,037,063
INDUSTRIALS – (5.09%)
Capital Goods – (0.85%)
ITOCHU Corp. (Japan)	71,010	3,735,559
Transportation – (4.24%)
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,611,720	18,615,366
Total Industrials		22,350,925
INFORMATION TECHNOLOGY – (7.68%)
Semiconductors & Semiconductor Equipment – (1.33%)
Applied Materials, Inc.	32,447	5,842,407
Software & Services – (2.61%)
AppLovin Corp., Class A *	29,290	11,443,603
Technology Hardware & Equipment – (3.74%)
Samsung Electronics Co., Ltd. (South Korea)	319,204	16,434,356
Total Information Technology		33,720,366
MATERIALS – (1.45%)
Teck Resources Ltd., Class B (Canada)	196,959	6,393,289
Total Materials		6,393,289
TOTAL COMMON STOCK – (Identified cost $316,825,594)		433,445,245

	Principal	Value
SHORT-TERM INVESTMENTS – (1.38%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (a)	$1,808,000	$1,808,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (b)	4,251,000	4,251,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,059,000)		6,059,000
Total Investments – (100.07%) – (Identified cost $322,884,594)		439,504,245
Liabilities Less Other Assets – (0.07%)		(313,368)
Net Assets – (100.00%)		$439,190,877

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 07/31/25, repurchase value of $1,808,219 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 5.00%, 03/01/37-11/01/52, total fair value $1,844,160).
(b)
Dated 07/31/25, repurchase value of $4,251,516 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 09/15/25-07/20/55, total fair value $4,336,020).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (94.88%)
COMMUNICATION SERVICES – (6.43%)
Media & Entertainment – (6.43%)
NetEase, Inc., ADR (China)	56,229	$7,326,639
Sea Limited, Class A, ADR (Singapore) *	54,407	8,522,856
Total Communication Services		15,849,495
CONSUMER DISCRETIONARY – (33.92%)
Consumer Discretionary Distribution & Retail – (15.10%)
Coupang, Inc., Class A (South Korea) *	297,732	8,762,253
JD.com, Inc., Class A, ADR (China)	56,073	1,765,739
Naspers Ltd. - N (South Africa)	41,329	12,808,320
Prosus N.V., Class N (Netherlands)	242,383	13,896,753
		37,233,065
Consumer Durables & Apparel – (0.29%)
Misto Holdings Corp. (South Korea)	27,307	707,879
Consumer Services – (18.53%)
Delivery Hero SE (Germany) *	158,257	4,748,048
Entain plc (United Kingdom)	1,019,845	13,764,890
Meituan, Class B (China) *	744,480	11,532,327
Restaurant Brands International Inc. (Canada)	63,180	4,287,395
Trip.com Group Ltd., ADR (China)	183,615	11,374,949
		45,707,609
Total Consumer Discretionary		83,648,553
ENERGY – (2.98%)
Tourmaline Oil Corp. (Canada)	172,855	7,356,567
Total Energy		7,356,567
FINANCIALS – (27.86%)
Banks – (13.69%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	122,977	5,596,683
Danske Bank A/S (Denmark)	412,051	16,410,853
DBS Group Holdings Ltd. (Singapore)	156,389	5,770,638
DNB Bank ASA (Norway)	139,383	3,536,244
Metro Bank Holdings PLC (United Kingdom) *	1,426,141	2,429,628
		33,744,046
Financial Services – (4.07%)
Capital Markets – (4.07%)
Julius Baer Group Ltd. (Switzerland)	147,668	10,039,061
Insurance – (10.10%)
Life & Health Insurance – (10.10%)
AIA Group Ltd. (Hong Kong)	1,306,890	12,219,838
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,846,836	12,692,586
		24,912,424
Total Financials		68,695,531
INDUSTRIALS – (8.62%)
Capital Goods – (4.04%)
ITOCHU Corp. (Japan)	189,470	9,967,278
Transportation – (4.58%)
Full Truck Alliance Co. Ltd., Class A, ADR (China)	977,139	11,285,955
Total Industrials		21,253,233
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.67%)
Semiconductors & Semiconductor Equipment – (2.39%)
Tokyo Electron Ltd. (Japan)	32,450	$5,881,024
Technology Hardware & Equipment – (5.28%)
Samsung Electronics Co., Ltd. (South Korea)	252,843	13,017,732
Total Information Technology		18,898,756
MATERIALS – (4.29%)
Teck Resources Ltd., Class B (Canada)	165,154	5,360,899
Vale S.A., ADR (Brazil)	548,439	5,226,624
Total Materials		10,587,523
REAL ESTATE – (3.11%)
Real Estate Management & Development – (3.11%)
KE Holdings Inc., Class A, ADR (China)	415,641	7,656,107
Total Real Estate		7,656,107
TOTAL COMMON STOCK – (Identified cost $178,792,580)		233,945,765

	Principal	Value
SHORT-TERM INVESTMENTS – (4.91%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (a)	$3,616,000	$3,616,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (b)	8,505,000	8,505,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,121,000)		12,121,000
Total Investments – (99.79%) – (Identified cost $190,913,580)		246,066,765
Other Assets Less Liabilities – (0.21%)		510,436
Net Assets – (100.00%)		$246,577,201

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 07/31/25, repurchase value of $3,616,439 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 5.00%, 10/15/50-06/01/55, total fair value $3,688,320).
(b)
Dated 07/31/25, repurchase value of $8,506,032 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 09/15/25-07/20/55, total fair value $8,675,100).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments
July 31, 2025 (Unaudited)
Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments - (Continued)
July 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of July 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$112,020,272	$–	$57,386,134	$15,849,495
Consumer Discretionary	108,624,717	3,914,125	118,366,751	83,648,553
Consumer Staples	24,694,282	–	14,007,718	–
Energy	46,837,941	–	18,271,552	7,356,567
Financials	249,727,501	274,112,519	124,911,447	68,695,531
Health Care	115,257,198	–	38,037,063	–
Industrials	20,705,164	–	22,350,925	21,253,233
Information Technology	45,350,096	–	33,720,366	18,898,756
Materials	6,566,820	–	6,393,289	10,587,523
Real Estate	–	–	–	7,656,107
Total Level 1	729,783,991	278,026,644	433,445,245	233,945,765
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	30,228,000	12,805,000	6,059,000	12,121,000
Total Level 2	30,228,000	12,805,000	6,059,000	12,121,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$760,011,991	$290,831,644	$439,504,245	$246,066,765
Federal Income Taxes
At July 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$546,100,337	$196,535,173	$324,151,850	$192,733,828

Unrealized appreciation	234,972,324	96,829,796	127,422,645	56,257,352
Unrealized depreciation	(21,060,670)	(2,533,325)	(12,070,250)	(2,924,415)
Net unrealized appreciation	$213,911,654	$94,296,471	$115,352,395	$53,332,937